LOANS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable in default	$ 3,120
Loans receivable impairment	396
Maximum potential payments under the guarantee	$ 37,870
Entrusted Loans Receivable [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan period	36 months	12 months
Interest rate	25.92%	20.00%
Collateral market value (as a percent)	1580.00%	174.00%
Entrusted Loans Receivable [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan period	1 month	6 months
Interest rate	6.00%	12.00%
Collateral market value (as a percent)	121.00%	103.00%
Mortgage Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable were derecognized	$ 36,546	$ 15,746
Gains or losses were recorded on the sales of mortgage loans receivable	0
General provision recognized	3,260	0
Maximum potential payments under the guarantee	$ 37,870	$ 14,798
Mortgage Receivable [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan period	18 months
Interest rate	9.60%
Collateral market value (as a percent)	1103.00%
Mortgage Receivable [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan period	1 month
Interest rate	6.00%
Collateral market value (as a percent)	146.00%
Credit Loans [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan period	36 months	36 months
Interest rate	24.00%	12.00%
Credit Loans [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan period	1 month	1 month
Interest rate	4.00%	4.00%